Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010
Employee Benefit Plans
Age to be attained to participate in retirement plan	21 years
Period of completed service to participate in retirement plan	1 year
Minimum number of hours to be worked by employee to be eligible under the plan	1,000
Employer contribution (as a percent)	50.00%
Employer contribution on participant's eligible compensation (as a percent)	2.50%
Company contribution, net of forfeitures	$ 18,000	$ 18,000